UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Diversified telecommunication services (41.2%)

AT&T, Inc.	25,966	$896,866

Cellnex Telecom SAU 144A (Spain)(NON)	49,464	833,366

CenturyLink, Inc.	14,400	478,656

Com Hem Holding AB (Sweden)	123,243	1,131,757

Deutsche Telekom AG (Germany)	39,732	682,711

Iliad SA (France)	3,174	719,337

Koninklijke KPN NV (Netherlands)	264,643	960,332

Telecom Italia SpA RSP (Italy)(NON)	1,356,086	1,340,450

Verizon Communications, Inc.	43,895	2,170,169

Zayo Group Holdings, Inc.(NON)	20,900	549,461

		9,763,105
Internet software and services (1.5%)

Telecity Group PLC (United Kingdom)	21,202	349,327

		349,327
IT Services (2.7%)

InterXion Holding NV (Netherlands)(NON)	20,700	635,283

		635,283
Media (18.1%)

Charter Communications, Inc. Class A(NON)(S)	3,300	590,766

DISH Network Corp. Class A(NON)	9,000	637,110

Liberty Global PLC Ser. C (United Kingdom)(NON)	19,300	1,037,375

Numericable-SFR (France)(NON)	19,384	1,118,335

Tele Columbus AG 144A (Germany)(NON)	5,026	73,969

Time Warner Cable, Inc.	4,500	814,005

		4,271,560
Real estate investment trusts (REITs) (2.9%)

American Tower Corp.	7,300	677,367

		677,367
Wireless telecommunication services (30.9%)

China Mobile, Ltd. (China)	31,500	413,445

KDDI Corp. (Japan)	48,000	1,077,887

SoftBank Corp. (Japan)	24,100	1,438,675

T-Mobile US, Inc.(NON)	34,200	1,329,696

Vodafone Group PLC (United Kingdom)	782,529	3,054,029

		7,313,732

Total common stocks (cost $20,382,206)		$23,010,374

SHORT-TERM INVESTMENTS (5.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)	534,600	$534,600

Putnam Short Term Investment Fund 0.07%(AFF)	771,597	771,597

Total short-term investments (cost $1,306,197)		$1,306,197

TOTAL INVESTMENTS

Total investments (cost $21,688,403)(b)		$24,316,571

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $12,369,218) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$63,998	$63,699	$299
	Euro	Sell	6/17/15	704,913	708,896	3,983
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	34,097	33,892	205
	Canadian Dollar	Buy	7/15/15	57,776	56,792	984
	Euro	Sell	6/17/15	404,251	412,720	8,469
	Hong Kong Dollar	Buy	8/19/15	115,369	115,424	(55)
	Japanese Yen	Sell	8/19/15	35,337	36,580	1,243
	Singapore Dollar	Buy	8/19/15	259,973	264,207	(4,234)
	Swiss Franc	Buy	6/17/15	38,004	37,450	554
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	44,242	43,991	251
	British Pound	Sell	6/17/15	272,329	273,898	1,569
	Canadian Dollar	Buy	7/15/15	42,509	41,783	726
	Danish Krone	Buy	6/17/15	100,475	102,907	(2,432)
	Euro	Sell	6/17/15	73,051	71,994	(1,057)
	Japanese Yen	Sell	8/19/15	11,535	11,940	405
Credit Suisse International
	Australian Dollar	Buy	7/15/15	36,843	36,636	207
	British Pound	Sell	6/17/15	336,209	338,172	1,963
	Canadian Dollar	Sell	7/15/15	45,883	45,093	(790)
	Euro	Sell	6/17/15	59,759	63,398	3,639
	Japanese Yen	Buy	8/19/15	14,150	14,645	(495)
	New Zealand Dollar	Buy	7/15/15	82,329	86,193	(3,864)
	Norwegian Krone	Buy	6/17/15	200,782	198,357	2,425
	Swedish Krona	Buy	6/17/15	23,204	23,602	(398)
	Swiss Franc	Buy	6/17/15	189,275	186,677	2,598
Deutsche Bank AG
	Australian Dollar	Buy	7/15/15	64,075	63,700	375
	British Pound	Buy	6/17/15	847,094	851,417	(4,323)
	Canadian Dollar	Buy	7/15/15	70,714	69,471	1,243
	Euro	Sell	6/17/15	1,890,533	1,907,268	16,735
Goldman Sachs International
	Euro	Buy	6/17/15	813,006	813,706	(700)
HSBC Bank USA, National Association
	British Pound	Buy	6/17/15	172,536	171,468	1,068
	Canadian Dollar	Buy	7/15/15	31,098	30,579	519
	Euro	Sell	6/17/15	40,535	42,915	2,380
	Japanese Yen	Sell	8/19/15	23,610	29,555	5,945
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	37,453	37,243	210
	British Pound	Sell	6/17/15	497,131	494,760	(2,371)
	Canadian Dollar	Buy	7/15/15	100,365	98,827	1,538
	Euro	Sell	6/17/15	160,931	164,667	3,736
	Japanese Yen	Buy	8/19/15	142,642	147,667	(5,025)
	Norwegian Krone	Buy	6/17/15	142,040	142,943	(903)
	Singapore Dollar	Buy	8/19/15	191,037	194,103	(3,066)
	Swedish Krona	Sell	6/17/15	108,375	111,035	2,660
	Swiss Franc	Buy	6/17/15	48,862	47,887	975
Royal Bank of Scotland PLC (The)
	Singapore Dollar	Buy	8/19/15	59,681	60,684	(1,003)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	141,803	140,669	1,134
	British Pound	Sell	6/17/15	399,936	411,832	11,896
	Canadian Dollar	Buy	7/15/15	103,178	101,366	1,812
	Euro	Sell	6/17/15	23,508	27,357	3,849
	Israeli Shekel	Buy	7/15/15	66,597	65,019	1,578
	Japanese Yen	Buy	8/19/15	567,870	587,850	(19,980)
	Singapore Dollar	Buy	8/19/15	62,642	63,662	(1,020)
	Swedish Krona	Sell	6/17/15	519,888	527,773	7,885
UBS AG
	British Pound	Sell	6/17/15	582,100	572,804	(9,296)
	Canadian Dollar	Buy	7/15/15	139,418	137,006	2,412
	Euro	Buy	6/17/15	578,474	589,394	(10,920)
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	49,353	49,073	280
	British Pound	Buy	6/17/15	29,342	29,513	(171)
	Canadian Dollar	Buy	7/15/15	43,794	43,039	755
	Euro	Sell	6/17/15	265,179	274,020	8,841

Total						$35,243

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,642,836.
(b)	The aggregate identified cost on a tax basis is $21,849,742, resulting in gross unrealized appreciation and depreciation of $3,540,005 and $1,073,176, respectively, or net unrealized appreciation of $2,466,829.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$43,491	$7,125,139	$6,397,033	$297	$771,597
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $534,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $531,689.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $34,548 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	37.5%
	United Kingdom	18.7
	Japan	10.6
	France	7.7
	Netherlands	6.7
	Italy	5.6
	Sweden	4.8
	Spain	3.5
	Germany	3.2
	China	1.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $22,291 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,271,560	$—	$—
Financials	677,367	—	—
Information technology	984,610	—	—
Telecommunication services	14,146,830	2,930,007	—
Total common stocks	20,080,367	2,930,007	—
Short-term investments	771,597	534,600	—

Totals by level	$20,851,964	$3,464,607	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$35,243	$—

Totals by level	$—	$35,243	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$107,346	$72,103

Total	$107,346	$72,103

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$15,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$4,282	$11,455	$2,951	$10,832	$18,353	$—	$9,912	$9,119	$—	$28,154	$2,412	$9,876	$107,346

	Total Assets	$4,282	$11,455	$2,951	$10,832	$18,353	$—	$9,912	$9,119	$—	$28,154	$2,412	$9,876	$107,346

	Liabilities:
	Forward currency contracts#	—	4,289	3,489	5,547	4,323	700	—	11,365	1,003	21,000	20,216	171	72,103

	Total Liabilities	$—	$4,289	$3,489	$5,547	$4,323	$700	$—	$11,365	$1,003	$21,000	$20,216	$171	$72,103

	Total Financial and Derivative Net Assets	$4,282	$7,166	$(538)	$5,285	$14,030	$(700)	$9,912	$(2,246)	$(1,003)	$7,154	$(17,804)	$9,705	$35,243
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$4,282	$7,166	$(538)	$5,285	$14,030	$(700)	$9,912	$(2,246)	$(1,003)	$7,154	$(17,804)	$9,705

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 30, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 30, 2015